ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	$ (1,468)	¥ (10,210)	¥ 25,445	¥ 20,210
Cash flows from investing activities	(4,761)	(33,153)	(28,520)	(61,078)
Cash flows from financing activities	(5,835)	(40,620)	46,872	39,205
Cash, cash equivalents and restricted cash at beginning of year	34,691	241,508	197,653	199,250
Cash, cash equivalents and restricted cash at end of year	22,638	157,600	241,508	197,653
Reportable Legal Entities [Member] | Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	8,194	57,044	(86)	(18,255)
Cash flows from investing activities			(2,619)	(1,556)
Cash flows from financing activities	(8,832)	(61,485)	7,476	18,667
Net change in cash and cash equivalents	(638)	(4,441)	4,771	(1,144)
Cash, cash equivalents and restricted cash at beginning of year	731	5,094	323	1,467
Cash, cash equivalents and restricted cash at end of year	$ 93	¥ 653	¥ 5,094	¥ 323